SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4) (USD $)	12 Months Ended				1 Months Ended
	Dec. 31, 2011 item	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2012 Convertible senior notes	Oct. 14, 2009 Convertible senior notes Cell Genesys item
Convertible Senior Notes
Number of series of convertible notes assumed in merger					2
Interest rate (as a percent)				3.125%	3.125%
Principal balance of debt assumed					$ 22,016,000
Investments
Investments balance	3,405,807	3,405,807	3,413,762
Number of Board members to be designated	1
Investment impairment charge		$ 286,000